Condensed Financial Information of the Parent Company - Schedule of Condensed Cash Flow Statement (Detail) - USD ($)	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
CASH FLOWS FROM OPERATING ACTIVITIES:
Net Income	$ 915,422	$ 2,892,480	$ 4,109,724
Adjustments to reconcile net income to net cash used in operating activities:
Net cash used in operating activities	451,021	3,638,067	5,986,326
Cash - beginning of the year	13,130,296	11,336,548	6,096,358
Cash - end of the year	10,802,405	13,130,296	11,336,548
Parent Company [Member]
CASH FLOWS FROM OPERATING ACTIVITIES:
Net Income	915,422	2,892,480	4,109,724
Adjustments to reconcile net income to net cash used in operating activities:
Equity income of subsidiaries	(915,422)	(2,892,480)	(4,109,724)
Net cash used in operating activities
CHANGES IN CASH
Cash - beginning of the year
Cash - end of the year